Target Asset Allocation Percentages (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Large-Cap stocks
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 68%	Not to exceed 68%
Small-Cap stocks [Member]
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 23%	Not to exceed 23%
Mid-Cap stocks [Member]
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 23%	Not to exceed 23%
International equity securities
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 30%	Not to exceed 30%
Fixed income investments
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 35%	Not to exceed 35%
Alternative investments
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 19%	Not to exceed 19%